Convertible Preferred Stock - Convertible Preferred Stock Issued and Outstanding (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 18, 2016	Dec. 31, 2017		Dec. 31, 2016
Temporary Equity [Line Items]
Loss on issuance of redeemable convertible preferred stock		$ (8,522)		$ (26,635)
Issuance cost		713		1,966
Loss on extinguishment of of debt				(6,651)
Liquidation preference		$ 208,315		$ 184,299
Series D Preferred Stock
Temporary Equity [Line Items]
Shares convertible at discount rate to fair value price per share to be issued		50.00%		50.00%
Aggregate liquidation amount includes accrued and unpaid dividends		$ 5,200		$ 1,100
Loss on issuance of redeemable convertible preferred stock	$ (20,600)	(35,200)		(26,600)
Loss on extinguishment of of debt	$ (6,700)
Liquidation preference		85,160	[1],[2]	61,144	[3],[4]
Series D Preferred Stock | Cash
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock, net of issuance costs		35,000		25,000
Series D 2X Convertible Preferred Stock
Temporary Equity [Line Items]
Liquidation preference		18,200		7,500
Cosmederm Biosciences Inc | Series D Preferred Stock
Temporary Equity [Line Items]
Issuance cost		300		200
Cosmederm Biosciences Inc | Series D Preferred Stock | Conversion Of Notes
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock, net of issuance costs		5,000		5,000
Cosmederm Biosciences Inc | Series D Preferred Stock | Notes Payable To Related Party
Temporary Equity [Line Items]
Loss on extinguishment of of debt		$ (6,700)		$ (6,700)

[1]	Aggregate liquidation amount includes accrued and unpaid dividends of $5.2 million as of December 31, 2017.
[2]	Proceeds, net of issuance costs, include $35.0 million in cash, $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.3 million. Excludes the Series D 2X Liquidation Preference net issuance price of $18.2 million, the loss on the issuance of Series D redeemable convertible preferred stock of $35.2 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $5.2 million.
[3]	Aggregate liquidation amount includes accrued and unpaid dividends of $1.1 million as of December 31, 2016.
[4]	Proceeds, net of issuance costs, include $25.0 million in cash and $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.2 million. Excludes the Series D 2X Liquidation Preference net issuance price of $7.5 million, the loss on the issuance of Series D redeemable convertible preferred stock of $26.6 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $1.1 million.